Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities held for sale detail (Details) $ in Millions, € in Billions		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	$ 327,002	$ 327,002		$ 403,018	$ 304,481
Trading assets	218,093	218,093		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	45,063	45,063		49,804
Derivatives	284,146	284,146		196,882
Due from and placements with banks and other financial institutions	104,882	104,882		83,136
Loans and advances to customers	924,854	924,854		1,045,814	1,037,987
Reverse repurchase agreements – non-trading	253,754	253,754		241,648
Financial investments	425,564	425,564		446,274
Prepayments, accrued income and other assets	156,866	156,866		136,571
Total assets	2,966,530	2,966,530		2,957,939	2,984,164
Trading liabilities	72,353	72,353		84,904
Deposits by banks	66,722	66,722		101,152
Customer accounts	1,570,303	1,570,303		1,710,574	$ 1,642,780
Repurchase agreements – non-trading	127,747	127,747		126,670
Financial liabilities designated at fair value	127,327	127,327		145,502
Derivatives	285,764	285,764		191,064
Debt securities in issue	78,149	78,149		78,557
Subordinated liabilities	22,290	22,290		20,487
Accruals, deferred income and other liabilities	133,240	133,240		114,773
Total liabilities	2,770,502	2,770,502		$ 2,751,162
Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	2,400
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	6,546	6,546
Trading assets	3,176	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	61	61
Derivatives	866	866
Due from and placements with banks and other financial institutions	253	253
Loans and advances to customers	80,576	80,576
Reverse repurchase agreements – non-trading	4,646	4,646
Financial investments	17,349	17,349
Goodwill	225	225
Prepayments, accrued income and other assets	4,357	4,357
Total assets	118,055	118,055
Trading liabilities	2,754	2,754
Deposits by banks	64	64
Customer accounts	85,274	85,274
Repurchase agreements – non-trading	3,266	3,266
Financial liabilities designated at fair value	3,523	3,523
Derivatives	813	813
Debt securities in issue	12,928	12,928
Subordinated liabilities	8	8
Accruals, deferred income and other liabilities	5,967	5,967
Total liabilities	114,597	114,597
Financial assets at fair value through other comprehensive income	11,184	11,184
Amortised cost	6,165	6,165
Discontinued operations | Banking business in Canada
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	4,664	4,664
Trading assets	3,168	3,168
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13	13
Derivatives	866	866
Due from and placements with banks and other financial institutions	99	99
Loans and advances to customers	55,197	55,197
Reverse repurchase agreements – non-trading	4,396	4,396
Financial investments	17,243	17,243
Goodwill	225	225
Prepayments, accrued income and other assets	4,256	4,256
Total assets	90,127	90,127
Trading liabilities	2,751	2,751
Deposits by banks	62	62
Customer accounts	60,606	60,606
Repurchase agreements – non-trading	3,266	3,266
Financial liabilities designated at fair value	0	0
Derivatives	806	806
Debt securities in issue	11,602	11,602
Subordinated liabilities	8	8
Accruals, deferred income and other liabilities	5,727	5,727
Total liabilities	84,828	84,828
Discontinued operations | Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	71	71
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	47	47
Derivatives	0	0
Due from and placements with banks and other financial institutions	0	0
Loans and advances to customers	25,029	25,029
Reverse repurchase agreements – non-trading	0	0
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	75	75
Total assets	25,222	25,222
Trading liabilities	0	0
Deposits by banks	0	0
Customer accounts	22,348	22,348
Repurchase agreements – non-trading	0	0
Financial liabilities designated at fair value	3,523	3,523
Derivatives	7	7
Debt securities in issue	1,326	1,326
Subordinated liabilities	0	0
Accruals, deferred income and other liabilities	159	159
Total liabilities	27,363	27,363
Net assets/(liabilities) classified as held for sale	(2,063)	(2,063)
Expected cash contribution	4,094	4,094
Disposal group post-cash contribution	2,031	2,031
Impairment loss		78
Net asset value of transferred businesses	1,800	1,800	€ 1.6
Additional items	200	200
Discontinued operations | Other
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks	1,811	1,811
Trading assets	8	8
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1	1
Derivatives	0	0
Due from and placements with banks and other financial institutions	154	154
Loans and advances to customers	350	350
Reverse repurchase agreements – non-trading	250	250
Financial investments	106	106
Goodwill	0	0
Prepayments, accrued income and other assets	26	26
Total assets	2,706	2,706
Trading liabilities	3	3
Deposits by banks	2	2
Customer accounts	2,320	2,320
Repurchase agreements – non-trading	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Accruals, deferred income and other liabilities	81	81
Total liabilities	$ 2,406	$ 2,406